Pensions and other post retirement benefits - Asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 1,464	£ 1,965	£ 2,233
Property	688	857	963
Diversified alternatives	893	771	789
Liability-matching assets	4,982	1,751	1,174
Longevity swap	(51)	(35)	0
Cash and cash equivalents	251	299	426
Other	249	160	167
Fair value of plan assets	14,364	15,507	15,330
UK | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	732	1,181	1,420
Property	103	108	129
Diversified alternatives	0	0	99
Liability-matching assets	1,704	1,751	1,174
Longevity swap	0	0	0
Cash and cash equivalents	29	40	211
Other	0	0	0
Fair value of plan assets	8,456	12,819	12,611
UK | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	732	784	813
Property	585	749	834
Diversified alternatives	893	771	690
Liability-matching assets	3,278	0	0
Longevity swap	(51)	(35)	0
Cash and cash equivalents	222	259	215
Other	249	160	167
Fair value of plan assets	5,908	2,688	2,719
UK | Corporate bonds | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	3,837	3,625	3,949
UK | Corporate bonds | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	3,837	3,625	3,949
UK | Corporate bonds | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
UK | Government securities | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	2,051	6,114	5,629
UK | Government securities | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	2,051	6,114	5,629
UK | Government securities | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	2,510	2,711	2,531
Property	307	316	279
Diversified alternatives	626	670	619
Infrastructure	121	99	77
Cash and cash equivalents	24	21	14
Other	(41)	13	33
Fair value of plan assets	6,972	6,646	6,030
US | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	467	533	577
Property	0	0	0
Diversified alternatives	162	183	198
Infrastructure	0	0	0
Cash and cash equivalents	24	21	14
Other	(44)	(8)	6
Fair value of plan assets	2,784	2,480	2,294
US | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	2,043	2,178	1,954
Property	307	316	279
Diversified alternatives	464	487	421
Infrastructure	121	99	77
Cash and cash equivalents	0	0	0
Other	3	21	27
Fair value of plan assets	4,188	4,166	3,736
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	1,390	1,588	1,522
Diversified alternatives	323	341	305
Other	132	149	137
Fair value of plan assets	2,412	2,640	2,498
US | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	353	404	412
Diversified alternatives	162	175	161
Other	0	0	0
Fair value of plan assets	1,081	1,138	1,105
US | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,037	1,184	1,110
Diversified alternatives	161	166	144
Other	132	149	137
Fair value of plan assets	1,331	1,502	1,393
US | Corporate bonds | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	2,158	1,754	1,498
US | Corporate bonds | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	1,640	1,329	1,085
US | Corporate bonds | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	518	425	413
US | Corporate bonds | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	15	19	24
US | Corporate bonds | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	15	19	24
US | Corporate bonds | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Government securities | Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	1,267	1,062	979
US | Government securities | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	535	422	414
US | Government securities | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	732	640	565
US | Government securities | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	552	543	510
US | Government securities | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	551	540	508
US | Government securities | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 1	£ 3	£ 2